Long-Term Liabilities (Tables)	12 Months Ended
Dec. 31, 2023
Other Long Term Liabilities [Abstract]
Schedule of Other Long Term Liabilities	Composition of other long-term liabilities:
	Effective interest rate	Balance	Balance less current maturities
	%	USD in thousands
Liabilities for government grants	11.5	412	147
	Effective interest rate	Balance	Balance less current maturities
	%	USD in thousands
Liabilities for government grants	11.5	1,289	887

Schedule of Government Grants	Government grants:
	December 31,
	2023	2022
	USD in thousands
Balance as of January 1,	1,289	961
Grants received during the year	-	77
Liability revaluation	(877)	251
Balance as of December 31,	412	1,289

Schedule of Presented in the Statement of Financial Position	Presented in the statement of financial position as follows:
	December 31,
	2023	2022
	USD in thousands
In current liabilities	265	402
In non-current liabilities	147	887
	412	1,289

Schedule of Lease Liabilities and Other Long Term Liabilities	The maturity profile of lease liabilities and other long-term liabilities:
	First year	Second year	Third year	Fourth year	Fifth year	Sixth year and onwards	Total
	USD in thousands
Lease liabilities	382	382	382	382	-	-	1,528
Liabilities for government grants	265	30	21	19	18	59	412
Total	647	412	403	401	18	59	1,940